Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Class A Shares
Common shares, par value (in Dollars per share)	$ 0.1	$ 0.1
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	3,828,868	1,205,188
Common shares, shares outstanding	3,828,868	1,205,188
Class B Shares
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	2,000,000	2,000,000
Common shares, shares issued
Common shares, shares outstanding